UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22764

CPG Carlyle Commitments Master Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue, New York NY 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212.317.9200

Date of fiscal year end: March 31

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 – Proxy Voting Record.

CPG Carlyle Commitments Master Fund, LLC

Vote Summary Report

Reporting Period: 07/01/2018 to 06/30/2019

Location(s): All Locations

Issuer Name	Ticker	Meeting Date	CUSIP	Meeting Type	Record Date	Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction
TCG BDC, INC.	CGBD	5/22/2019	872280102	Annual	3/20/2019	1.a.	Election of Director: Leslie E. Bradford	Management	FOR	FOR	FOR
TCG BDC, INC.	CGBD	5/22/2019	872280102	Annual	3/20/2019	1.b.	Election of Director: John G. Nestor	Management	FOR	FOR	FOR
TCG BDC, INC.	CGBD	5/22/2019	872280102	Annual	3/20/2019	1.c.	To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	FOR	FOR	FOR
Builders Firstsource, Inc.	BLDR	5/22/2019	12008R107	Annual	3/29/2019	1	DIRECTOR	Management	FOR	FOR	FOR
Builders Firstsource, Inc.	BLDR	5/22/2019	12008R107	Annual	3/29/2019		Daniel Agroskin	Management	FOR	FOR	FOR
Builders Firstsource, Inc.	BLDR	5/22/2019	12008R107	Annual	3/29/2019		Floyd F. Sherman	Management	FOR	FOR	FOR
Builders Firstsource, Inc.	BLDR	5/22/2019	12008R107	Annual	3/29/2019		M. Chad Crow	Management	FOR	FOR	FOR
Builders Firstsource, Inc.	BLDR	5/22/2019	12008R107	Annual	3/29/2019	2	Advisory vote on the compensation of the named 2. executive officers.	Management	FOR	FOR	FOR
Builders Firstsource, Inc.	BLDR	5/22/2019	12008R107	Annual	3/29/2019	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the year 2019.	Management	FOR	FOR	FOR

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman,
Principal Executive Officer

Date	August 22, 2019